Summary of Significant Accounting Policies (Summary of Asset Retirement Obligations) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 4,251,295	$ 3,863,933
Liabilities incurred	75,312	63,965
Liabilities settled	(194,602)	(213,581)
Accretion	249,293	221,048
Revisions to estimated cash flows	144,057	315,930
Ending balance	$ 4,525,355	$ 4,251,295